Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Salaries and other short term employee benefits (including bonuses)	£ 849	£ 712
Payments to defined contribution pension schemes	16	10
Share-based payment (credit)/charge	(575)	2,266
Key management compensation	£ 290	£ 2,988